Employee Cost - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) ₨ / shares	Mar. 31, 2021 INR (₨)
Employee Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee cost | ₨	₨ 180.5	₨ 90.4
Employee Stock Options [member] | Share-based Long Term Incentive Scheme 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price of options granted	₨ 338
Employee Stock Options [member] | Equity Settled Share Option Plan [Member] | Tata Motors Limited Employees Stock Option Scheme 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price of options granted	₨ 345
Description Of options granted exercisable For Share based Payment Arrangement	1 year
Bottom of range [member] | Employee Stock Options [member] | Equity Settled Share Option Plan [Member] | Tata Motors Limited Employees Stock Option Scheme 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted vesting period	3 years
Number of Shares vest per option	0.5
Top of range [member] | Employee Stock Options [member] | Equity Settled Share Option Plan [Member] | Tata Motors Limited Employees Stock Option Scheme 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted vesting period	5 years
Number of Shares vest per option	1.5
ESO And PSU [Member] | Share-based Long Term Incentive Scheme 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted vesting period	3 years
Description Of options granted exercisable For Share based Payment Arrangement	1 year
ESO And PSU [Member] | Bottom of range [member] | Share-based Long Term Incentive Scheme 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares vest per option	0.5
ESO And PSU [Member] | Top of range [member] | Share-based Long Term Incentive Scheme 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares vest per option	1.2
PSU [Member] | Share-based Long Term Incentive Scheme 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price of options granted	₨ 2